SHAREHOLDER  LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Growth and Income Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Growth and Income Fund covers the period ended December 31, 2001. During the six months under review, U.S. equity markets were extra-ordinarily volatile, exacerbated by the unprecedented and tragic events of September 11. The U.S. economy was already faltering, and with the September 11 terrorist attacks and nationwide anthrax scares, the surprisingly resilient consumer finally gave way, and the economy officially experienced recession. With rising unemployment, waning consumer confidence, and a contracting manufacturing base, revenue growth and corporate profits suffered. In response to the weakening economy, the Federal Reserve Board cut the federal funds target rate five times during the past six months to 1.75%, its lowest level in nearly 40 years. This action seemed to be taking effect on the economy as some leading indicators appeared to be stabilizing and improving. For the six-month







The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.



CONTENTS


Shareholder Letter .....................................................     1

Performance Summary ....................................................     5

Financial Highlights & Statement of Investments ........................     7

Financial Statements ...................................................    15

Notes to Financial Statements ..........................................    19


FUND CATEGORY
[PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/01

[BAR CHART OMITTED]

Electronic Technology ..........................................        17.0%

Health Technology ..............................................        12.9%

Finance ........................................................         9.2%

Retail Trade ...................................................         7.5%

Technology Services ............................................         5.8%

Consumer Services ..............................................         5.1%

Consumer Non-Durables ..........................................         5.1%

Producer Manufacturing .........................................         3.8%

Energy Minerals ................................................         3.3%

Transportation .................................................         3.2%

Communications .................................................         3.1%

Industrial Services ............................................         2.3%

Utilities ......................................................         2.2%

Commercial Services ............................................         1.9%

Real Estate ....................................................         1.3%

Distribution Services ..........................................         1.0%

Other ..........................................................         2.3%

Short-Term Investments & Other Net Assets ......................        13.0%



period ended December 31, 2001, the Russell 1000 Index declined 5.81% and the Nasdaq Composite Index fell 8.91%.(1) Within this environment, Franklin Growth and Income Fund - Class A had a -9.98% cumulative total return during the same period, as shown in the Performance Summary beginning on page 5.

Given widespread uncertainty regarding the economy's direction and corporate earnings, stronger performers during the period were more defensive companies that had more stable earnings. The Fund benefited from positions in the retail, health care and consumer non-durables industries. Specific holdings that excelled included Abbott Laboratories, a leading pharmaceutical and health care products company; Anheuser Busch, a major beer manufacturer; and Brinker International, a diversified restaurant company. Earlier in 2001, we had built up the retail weighting due to what we saw as attractive valuations, and many of these positions performed well during the period including Lowe's, a home improvement retailer, and Target, a leading discount retailer and new Fund position. We continue to believe that, should the economy stabilize, retail will continue to perform well.







1. Source: Standard & Poor's Micropal. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 5,000 companies. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Areas of persistent weakness were electronic technology and technology services, and software in particular. Several conditions hampered this sector including inventory reduction, a feeble economy and reduced capital expenditures as profits tumbled. The cutbacks in planned capital expenditures among leading telecommunications services providers dramatically curtailed demand for a wide range of communications equipment, negatively impacting Fund holdings Cisco Systems and Juniper Networks. Similarly, lower levels of corporate information technology spending negatively impacted various areas of technology including several of the Fund's software positions, such as Oracle Corp., Veritas Software and i2 Technologies.

Market volatility during the past six months did present some opportunities to initiate and build existing positions in what we considered leading companies with strong long-term growth prospects, excellent management teams and strong profit models at attractive valuations. We added to our IBM position and ini-tiated a position in Accenture Ltd. based upon the belief that the trend of outsourcing technology services will continue to grow. Andrx Group, a new portfolio holding, is a leading drug delivery systems company with attractive growth prospects through the development of generic versions of controlled-release brand-name pharmaceuticals. We also initiated a position in BJ's Wholesale Club, a discount retailer with what we believe are above-average growth prospects and return characteristics trading at a significant discount relative to its peer group.

TOP 10 HOLDINGS
12/31/01

COMPANY                                                       % OF TOTAL
SECTOR/INDUSTRY                                               NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos. Inc.                                           2.0%
Consumer Non-Durables

Pfizer Inc.                                                       1.8%
Health Technology

American International
Group I                                                           1.6%
Finance

Citigroup Inc.                                                    1.5%
Finance

Lowe's Cos. Inc.                                                  1.5%
Retail Trade

International Business
Machines Corp.                                                    1.5%
Electronic Technology

SBC Communications Inc.                                           1.4%
Communications

Tyco International Ltd.                                           1.4%
Producer Manufacturing

Wal-Mart Stores Inc.                                              1.4%
Retail Trade

Capital One Financial Corp.                                       1.4%
Finance

--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS

You will receive the Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.
--------------------------------------------------------------------------------



Looking forward, we will continue to focus on leading companies in sectors that have strong secular growth trends. Given the economy's lack of direction, the Fund will remain broadly diversified from a sector allocation standpoint, with continued emphasis on individual opportunities that offer attractive total return prospects.

Thank you for your participation in Franklin Growth and Income Fund. We welcome your comments and look forward to serving your future investment needs.

Sincerely,


/s/ Serena Perin Vinton


Serena Perin Vinton, CFA
Portfolio Manager
Franklin Growth and Income Fund





--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



PRICE AND DISTRIBUTION INFORMATION

   CLASS A                               CHANGE        12/31/01        6/30/01
-------------------------------------------------------------------------------
    Net Asset Value (NAV)                -$1.27         $10.77          $12.04
    DISTRIBUTIONS (7/1/01-12/31/01)
    Dividend Income                      $0.0212
    Long-Term Capital Gain               $0.0456
                                         -------
        Total                            $0.0668

   CLASS B                               CHANGE        12/31/01        6/30/01
-------------------------------------------------------------------------------
    Net Asset Value (NAV)                -$1.26         $10.56          $11.82
    Distributions (7/1/01-12/31/01)
    Long-Term Capital Gain               $0.0456

   CLASS C                               CHANGE        12/31/01        6/30/01
-------------------------------------------------------------------------------
    Net Asset Value (NAV)                -$1.25         $10.45          $11.70
    DISTRIBUTIONS (7/1/01-12/31/01)
    Long-Term Capital Gain               $0.0456


   ADVISOR CLASS                         CHANGE        12/31/01        6/30/01
-------------------------------------------------------------------------------
    Net Asset Value (NAV)                -$1.27         $10.80          $12.07
    DISTRIBUTIONS (7/1/01-12/31/01)
    Dividend Income                      $0.0369
    Long-Term Capital Gain               $0.0456
                                         -------
        Total                            $0.0825



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum, 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used re-flecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +72.84% and +11.57%.




-------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------





PERFORMANCE


CLASS A                            6-MONTH    1-YEAR    5-YEAR     10-YEAR
----------------------------------------------------------------------------
Cumulative Total Return(1)          -9.98%    -23.11%   +68.75%    +205.83%
Average Annual Total Return(2)     -15.12%    -27.52%   +9.73%     +11.16%
Value of $10,000 Investment(3)     $8,488     $7,248    $15,908    $28,807


                                                                  INCEPTION
CLASS B                            6-MONTH    1-YEAR    3-YEAR     (1/1/99)
----------------------------------------------------------------------------
Cumulative Total Return(1)         -10.26%    -23.58%   +15.06%    +15.06%
Average Annual Total Return(2)     -13.84%    -26.62%   +3.87%     +3.87%
Value of $10,000 Investment(3)     $8,616     $7,338    $11,206    $11,206


                                                                   INCEPTION
CLASS C                            6-MONTH    1-YEAR    5-YEAR     (5/1/95)
----------------------------------------------------------------------------
Cumulative Total Return(1)         -10.28%    -23.66%   +62.51%    +138.13%
Average Annual Total Return(2)     -12.08%    -25.18%   +9.97%     +13.71%
Value of $10,000 Investment(3)     $8,792     $7,482    $16,084    $23,565

ADVISOR CLASS(4)                   6-MONTH    1-YEAR    5-YEAR     10-YEAR
----------------------------------------------------------------------------
Cumulative Total Return(1)         -9.82%     -22.87%   +72.84%    +213.24%
Average Annual Total Return(2)     -9.82%     -22.87%   +11.57%    +12.10%
Value of $10,000 Investment(3)     $9,018     $7,713    $17,284    $31,324



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights


                                                                                               CLASS A
                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 2001     ------------------------------------------------------------
                                                   (UNAUDITED)            2001           2000        1999       1998         1997
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $  12.04           $    17.00    $    11.67   $  10.99   $   10.16    $   8.26
                                                 ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .03                  .04           .01        .06         .05         .05
  Net realized and unrealized gains (losses) ..        (1.23)               (3.95)         5.90       1.25        2.08        2.34
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............        (1.20)               (3.91)         5.91       1.31        2.13        2.39
                                                 ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................         (.02)                (.03)         (.01)      (.05)       (.05)       (.06)
  Net realized gains ..........................         (.05)               (1.02)         (.57)      (.58)      (1.25)       (.43)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (.07)               (1.05)         (.58)      (.63)      (1.30)       (.49)
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................     $  10.77           $    12.04    $    17.00   $  11.67   $   10.99    $  10.16
                                                 ----------------------------------------------------------------------------------


Total return(b) ...............................        (9.98)%             (23.79)%       52.09%     13.01%      22.43%      29.75%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $989,166           $1,058,405    $1,165,175   $708,607   $ 613,835    $462,972
Ratios to average net assets:
  Expenses ....................................          .92%(c)              .90%          .91%       .92%        .90%        .91%
  Net investment income .......................           52%(c)              .28%          .06%       .57%        .48%        .61%
Portfolio turnover rate .......................        25.18%               46.19%        49.30%     45.99%      38.00%      53.67%


(a)  Based on average shares outstanding effective year ended June 30, 1999.

(b) Total return does not reflect sales commissions or contingent deferred sales charge,and is not annualized for periods less than one year.

(c)  Annualized

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)

                                                                                            CLASS B
                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                                    DECEMBER 31, 2001           --------------------------------------------------
                                                        (UNAUDITED)                2001               2000              1999(d)
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $    11.82              $    16.78         $    11.61         $   10.39
                                                    ------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss(a) ......................               (.01)                   (.06)              (.10)             (.01)
  Net realized and unrealized gains (losses) ..              (1.20)                  (3.88)              5.84              1.28
                                                    ------------------------------------------------------------------------------
Total from investment operations ..............              (1.21)                  (3.94)              5.74              1.27
                                                    ------------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................                 --                      --                 --              (.05)
  Net realized gains ..........................               (.05)                  (1.02)              (.57)               --
                                                    ------------------------------------------------------------------------------
Total distributions ...........................               (.05)                  (1.02)              (.57)             (.05)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ................         $    10.56              $    11.82         $    16.78         $   11.61
                                                    ------------------------------------------------------------------------------


Total return(b) ...............................             (10.26)%                (24.29)%            50.90%            12.23%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............         $   40,092              $   31,390         $   15,229         $   1,276
Ratios to average net assets:
  Expenses ....................................               1.66%(c)                1.65%              1.67%             1.56%(c)
  Net investment loss .........................               (.23)%(c)               (.47)%             (.65)%            (.32)%(c)
Portfolio turnover rate .......................              25.18%                  46.19%             49.30%            45.99%


(a)  Based on average shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period January 1, 1999 (effective date) to June 30, 1999.

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)


                                                                                         CLASS C
                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                 DECEMBER 31,2001  ---------------------------------------------------------------
                                                    (UNAUDITED)       2001          2000          1999          1998          1997
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......       $  11.70        $  16.65      $  11.52      $  10.91      $  10.12      $  8.23
                                                   -------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss(a) ...................           (.01)           (.07)         (.10)         (.02)         (.01)        (.02)
  Net realized and unrealized gains (losses)          (1.18)          (3.86)         5.80          1.23          2.05         2.34
                                                   -------------------------------------------------------------------------------
Total from investment operations ...........          (1.19)          (3.93)         5.70          1.21          2.04         2.32
                                                   -------------------------------------------------------------------------------
Less distributions from:
  Net investment income ....................             --              --            --          (.02)           --           --
  Net realized gains .......................           (.05)          (1.02)         (.57)         (.58)        (1.25)        (.43)
                                                   -------------------------------------------------------------------------------
Total distributions ........................           (.05)          (1.02)         (.57)         (.60)        (1.25)        (.43)
                                                   -------------------------------------------------------------------------------
Net asset value, end of period .............       $  10.46        $  11.70      $  16.65      $  11.52      $  10.91      $ 10.12
                                                   -------------------------------------------------------------------------------


Total return(b) ............................         (10.28)%        (24.38)%       50.86%        12.11%        21.47%       28.93%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $170,868        $183,163      $181,087      $ 87,057      $ 35,717      $ 9,554
Ratios to average net assets:
  Expenses .................................           1.66%(c)        1.65%         1.67%         1.68%         1.69%        1.72%
  Net investment loss ......................           (.23)%(c)       (.47)%        (.69)%        (.25)%        (.28)%       (.22)%
Portfolio turnover rate ....................          25.18%          46.19%        49.30%        45.99%        38.00%       53.67%


(a)  Based on average shares outstanding effective year ended June 30, 1999.

(b) Total return does not reflect sales commissions or contingent deferred sales charge,and is not annualized for periods less than one year.

(c)  Annualized

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)


                                                                                         ADVISOR CLASS
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                    DECEMBER 31,2001    -----------------------------------------------------------
                                                      (UNAUDITED)           2001       2000        1999       1998       1997(d)
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........        $  12.07         $  17.04    $  11.68    $  11.00    $  10.17    $   8.62
                                                    -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................             .04              .07         .04         .08         .07         .03
  Net realized and unrealized gains (losses) ..           (1.22)           (3.95)       5.91        1.25        2.08        1.56
                                                    -------------------------------------------------------------------------------
Total from investment operations ..............           (1.18)           (3.88)       5.95        1.33        2.15        1.59
                                                    -------------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................            (.04)            (.07)       (.02)       (.07)       (.07)       (.04)
  Net realized gains ..........................            (.05)           (1.02)       (.57)       (.58)      (1.25)         --
                                                    -------------------------------------------------------------------------------
Total distributions ...........................            (.09)           (1.09)       (.59)       (.65)      (1.32)       (.04)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ................        $  10.80         $  12.07    $  17.04    $  11.68    $  11.00    $  10.17
                                                    -------------------------------------------------------------------------------

Total return(b) ...............................           (9.82)%         (23.59)%     52.52%      13.22%      22.61%      18.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $ 45,540         $ 45,139    $ 12,603    $  7,327    $ 16,911    $  6,890
Ratios to average net assets:
  Expenses ....................................             .66%(c)          .65%        .67%        .70%        .69%        .72%(c)
  Net investment income .......................             .78%(c)          .55%        .30%        .80%        .71%        .79%(c)
Portfolio turnover rate .......................           25.18%           46.19%      49.30%      45.99%      38.00%      53.67%


(a)   Based on average shares outstanding effective year ended June 30, 1999.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized

(d)   For the period January 2, 1997 (effective date) to June 30, 1997.


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)


                                                                                                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 82.0%
     COMMERCIAL SERVICES 1.9%
     Omnicom Group Inc. .....................................................................            175,000        $ 15,636,250
(a)  Resources Connection Inc. ..............................................................            200,000           5,266,000
(a)  Robert Half International Inc. .........................................................            100,000           2,670,000
                                                                                                                        ------------
                                                                                                                          23,572,250
                                                                                                                        ------------

     COMMUNICATIONS 2.3%
(a)  AT&T Wireless Services Inc. ............................................................            800,000          11,496,000
     SBC Communications Inc. ................................................................            454,200          17,791,014
                                                                                                                        ------------
                                                                                                                          29,287,014
                                                                                                                        ------------

(a)  CONSUMER DURABLES .7%
     Electronic Arts Inc. ...................................................................            150,000           8,992,500
                                                                                                                        ------------


     CONSUMER NON-DURABLES 5.1%
     Anheuser-Busch Cos Inc. ................................................................            250,000          11,302,500
     Coca-Cola Co. ..........................................................................            250,000          11,787,500
     Estee Lauder Cos Inc, A ................................................................             83,400           2,673,804
     Kimberly-Clark Corp. ...................................................................            200,000          11,960,000
     Philip Morris Cos Inc. .................................................................            550,000          25,217,500
                                                                                                                        ------------
                                                                                                                          62,941,304
                                                                                                                        ------------
(a)  CONSUMER SERVICES 5.1%
     AOL Time Warner Inc. ...................................................................            500,000          16,050,000
     Brinker International Inc. .............................................................            150,000           4,464,000
     Cendant Corp. ..........................................................................            500,000           9,805,000
     Charter Communications Inc, A ..........................................................            800,000          13,144,000
     Clear Channel Communications Inc. ......................................................            250,000          12,727,500
     Fox Entertainment Group Inc, A .........................................................            300,000           7,959,000
                                                                                                                        ------------
                                                                                                                          64,149,500
                                                                                                                        ------------
     DISTRIBUTION SERVICES 1.0%
(a)  Andrx Group ............................................................................            100,000           7,041,000
     Cardinal Health Inc. ...................................................................             75,000           4,849,500
                                                                                                                        ------------
                                                                                                                          11,890,500
                                                                                                                        ------------
     ELECTRONIC TECHNOLOGY 17.0%
(a)  Agere Systems Inc, A ...................................................................          2,000,000          11,380,000
(a)  Agilent Technologies Inc. ..............................................................            250,000           7,127,500
(a)  Applied Materials Inc. .................................................................            325,000          13,032,500
(a)  Celestica Inc. (Canada) ................................................................            140,500           5,674,795
(a)  Cisco Systems Inc. .....................................................................            744,000          13,473,840
     Intel Corp. ............................................................................            450,000          14,152,500
     International Business Machines Corp. ..................................................            150,000          18,144,000
(a)  Intersil Corp. .........................................................................            400,000          12,900,000
(a)  Juniper Networks Inc. ..................................................................            140,000           2,653,000
     Linear Technology Corp. ................................................................            390,000          15,225,600
     Nokia Corp, ADR (Finland) ..............................................................            460,000          11,283,800
(a)  ONI Systems Corp. ......................................................................            350,000           2,194,500
(a)  Polycom Inc. ...........................................................................            200,000           6,880,000
     Raytheon Co. ...........................................................................            300,000           9,741,000

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001    (UNAUDITED) (CONT.)


                                                                                                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRONIC TECHNOLOGY (CONT.)
(a)  Sun Microsystems Inc. ..................................................................          1,200,000        $ 14,760,000
(a)  Tektronix Inc. .........................................................................            625,000          16,112,500
(a)  Thermo Electron Corp. ..................................................................            375,000           8,947,500
(a)  Waters Corp. ...........................................................................            375,000          14,531,250
(a)  Xilinx Inc. ............................................................................            350,000          13,667,500
                                                                                                                        ------------
                                                                                                                         211,881,785
                                                                                                                        ------------
     ENERGY MINERALS 3.3%
     Anadarko Petroleum Corp. ...............................................................            275,000          15,633,750
     Devon Energy Corp. .....................................................................            315,000          12,174,750
     Exxon Mobil Corp. ......................................................................            355,000          13,951,500
                                                                                                                        ------------
                                                                                                                          41,760,000
                                                                                                                        ------------
     FINANCE 9.0%
     American International Group Inc. ......................................................            257,812          20,470,273
     Bank of New York Co. Inc. ..............................................................            250,000          10,200,000
     Capital One Financial Corp. ............................................................            320,000          17,264,000
     Charles Schwab Corp. ...................................................................            800,000          12,376,000
     Citigroup Inc. .........................................................................            373,333          18,845,850
     Fifth Third Bancorp. ...................................................................            200,000          12,266,000
     Fleet Boston Financial Corp. ...........................................................            177,660           6,484,590
     Goldman Sachs Group Inc. ...............................................................             83,000           7,698,250
     Merrill Lynch & Co Inc. ................................................................            100,000           5,212,000
(a)  Principal Financial Group ..............................................................             48,500           1,164,000
                                                                                                                        ------------
                                                                                                                         111,980,963
                                                                                                                        ------------
     HEALTH TECHNOLOGY 11.6%
     Abbott Laboratories ....................................................................            255,000          14,216,250
(a)  Amgen Inc. .............................................................................            200,000          11,288,000
     Baxter International Inc. ..............................................................            230,000          12,334,900
(a)  Genentech Inc. .........................................................................            240,000          13,020,000
     GlaxoSmithKline PLC, ADR (United Kingdom) ..............................................            250,000          12,455,000
(a)  Inhale Therapeutic Systems Inc. ........................................................            200,000           3,710,000
(a)  King Pharmaceuticals Inc. ..............................................................            280,000          11,796,400
     Medtronic Inc. .........................................................................            150,000           7,681,500
(a)  OSI Pharmaceuticals Inc. ...............................................................             50,000           2,287,000
     Pfizer Inc. ............................................................................            551,250          21,967,313
     Pharmacia Corp. ........................................................................            375,000          15,993,750
(a)  Shire Pharmaceuticals Group PLC, ADR (United Kingdom) ..................................            130,200           4,765,320
(a)  Watson Pharmaceuticals Inc. ............................................................            400,000          12,556,000
                                                                                                                        ------------
                                                                                                                         144,071,433
                                                                                                                        ------------
     INDUSTRIAL SERVICES 2.3%
     GlobalSantaFe Corp. ....................................................................            199,500           5,689,740
     Transocean Sedco Forex Inc. ............................................................            200,000           6,764,000
(a)  Weatherford International Inc. .........................................................            450,000          16,767,000
                                                                                                                        ------------
                                                                                                                          29,220,740
                                                                                                                        ------------
     PROCESS INDUSTRIES .7%
     E.I. du Pont de Nemours and Co. ........................................................            200,000           8,502,000
                                                                                                                        ------------

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED) (CONT.)


                                                                                                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)  COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 3.8%
     General Electric Co ..................................................................              350,000        $ 14,028,000
(a)  Mettler-Toledo International Inc (Switzerland) .......................................              300,000          15,555,000
     Tyco International Ltd (Bermuda) .....................................................              300,000          17,670,000
                                                                                                                        ------------
                                                                                                                          47,253,000
                                                                                                                        ------------
     REAL ESTATE 1.3%
     Equity Office Properties Trust .......................................................              425,000          12,784,000
     MeriStar Hospitality Corp ............................................................              244,800           3,476,160
                                                                                                                        ------------
                                                                                                                          16,260,160
                                                                                                                        ------------
     RETAIL TRADE 7.5%

(a)  BJ's Wholesale Club Inc ..............................................................              225,000           9,922,500
     CVS Corp .............................................................................              375,000          11,100,000
     GAP Inc ..............................................................................              625,000           8,712,500
     Home Depot Inc .......................................................................              300,000          15,303,000
     Lowe's Cos Inc .......................................................................              400,000          18,564,000
     Target Corp ..........................................................................              300,000          12,315,000
     Wal-Mart Stores Inc ..................................................................              300,000          17,265,000
                                                                                                                        ------------
                                                                                                                          93,182,000
                                                                                                                        ------------
     TECHNOLOGY SERVICES 5.8%
(a)  Accenture Ltd, A (Bermuda) ...........................................................              464,200          12,496,264
(a)  Concord EFS Inc ......................................................................              500,000          16,390,000
     Electronic Data Systems Corp .........................................................              175,000          11,996,250
(a)  i2 Technologies Inc ..................................................................              500,000           3,950,000
(a)  Oracle Corp ..........................................................................              538,000           7,429,780
     Paychex Inc ..........................................................................              200,000           6,970,000
(a)  Quest Software Inc ...................................................................              200,000           4,422,000
(a)  VERITAS Software Corp ................................................................              200,000           8,966,000
                                                                                                                        ------------
                                                                                                                          72,620,294
                                                                                                                        ------------
     TRANSPORTATION 3.2%
     CH Robinson Worldwide Inc ............................................................              450,000          13,011,750
     Expeditors International of Washington Inc ...........................................              295,000          16,800,250
     Southwest Airlines Co ................................................................              533,437           9,857,916
                                                                                                                        ------------
                                                                                                                          39,669,916
                                                                                                                        ------------
(a)  UTILITIES .4%
     Reliant Resources Inc ................................................................              278,800           4,602,988
                                                                                                                        ------------
     Total Common Stocks (Cost $854,670,787) ..............................................                            1,021,838,347
                                                                                                                        ------------

     CONVERTIBLE PREFERRED STOCKS 2.7%
     HEALTH SERVICES .9%
     Caremark RX Capital Trust I, 7.00%, cvt. pfd. ........................................              100,000          11,000,000
                                                                                                                        ------------
     UTILITIES 1.8%
     AES Trust III, 6.75%, cvt. pfd., .....................................................              200,000           6,920,000
     Duke Energy Corp, 8.25%, cvt. pfd., ..................................................              600,000          15,810,000
                                                                                                                        ------------
                                                                                                                          22,730,000
                                                                                                                        ------------
     TOTAL CONVERTIBLE PREFERRED STOCKS (COST $36,419,125) ................................                               33,730,000
                                                                                                                        ------------

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
(a)  CONVERTIBLE BONDS 2.3%
     COMMUNICATIONS .8%
     Liberty Media Corp., Into Motorola, cvt., 3.50%, 1/15/31 ............................      $    13,000,000    $     9,938,395
                                                                                                                   ---------------
     FINANCE .2%
     NCO Group Inc, cvt., 4.75%, 4/15/06 .................................................            3,000,000          2,782,500
                                                                                                                   ---------------
     HEALTH TECHNOLOGY 1.3%
     Aviron, cvt, 5.25%, 2/01/08 .........................................................            5,600,000          5,964,000
     ICN Pharmaceuticals Inc., cvt., 144A, 6.50%, 7/15/08 ................................            8,000,000          9,347,360
                                                                                                                   ---------------
                                                                                                                        15,311,360
                                                                                                                   ---------------
     TOTAL CONVERTIBLE BONDS (COST $29,467,318) ..........................................                              28,032,255
                                                                                                                   ---------------
     TOTAL LONG TERM INVESTMENTS (COST $920,557,230) .....................................                           1,083,600,602
                                                                                                                   ---------------

                                                                                                      SHARES
(b)  SHORT TERM INVESTMENTS 13.1%
     Franklin Institutional Fiduciary Trust Money Market Portfolio (Cost $163,626,462) ...          163,626,462        163,626,462
                                                                                                                   ---------------
     TOTAL INVESTMENTS (COST $1,084,183,692) 100.1% ......................................                           1,247,227,064
     OTHER ASSETS, LESS LIABILITIES (.1)% ................................................                              (1,561,011)
                                                                                                                   ---------------
     NET ASSETS 100.0% ...................................................................                         $ 1,245,666,053
                                                                                                                   ===============



(a)   Non-income producing

(b)   See Note 3 regarding investments in the "Sweep Money Fund."


                                 See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)


Assets:
  Investments in securities:
    Cost ..........................................................................................                 $ 1,084,183,692
                                                                                                                    ---------------
    Value .........................................................................................                   1,247,227,064
  Receivables:
    Investment securities sold ....................................................................                         991,217
    Capital shares sold ...........................................................................                       3,337,809
    Dividends and interest ........................................................................                       1,507,626
  Other assets ....................................................................................                           3,716
                                                                                                                    ---------------
      Total assets ................................................................................                   1,253,067,432
                                                                                                                    ---------------
Liabilities:
  Payables:
    Investment securities purchased ...............................................................                       3,782,703
    Capital shares redeemed .......................................................................                       1,545,528
    Affiliates ....................................................................................                       1,345,829
    Shareholders ..................................................................................                         725,247
  Other liabilities ...............................................................................                           2,072
                                                                                                                    ---------------
      Total liabilities ...........................................................................                       7,401,379
                                                                                                                    ---------------
       Net assets, at value........................................................................                 $ 1,245,666,053
                                                                                                                    ---------------
Net assets consist of:
  Undistributed net investment income .............................................................                 $       260,119
  Net unrealized appreciation .....................................................................                     163,043,372
  Accumulated net realized loss ...................................................................                     (71,186,730)
  Capital shares ..................................................................................                   1,153,549,292
                                                                                                                    ---------------
       Net assets, at value .......................................................................                 $ 1,245,666,053
                                                                                                                    ---------------


                       See notes to financial statements.

FRANKLIN  GROWTH AND INCOME  FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001 (UNAUDITED)

CLASS A:
  Net asset value per share(a) ($989,165,772 / 91,826,805 shares outstanding)                                         $10.77
                                                                                                                      ------
  Maximum offering price per share (net asset value per share / 94.25%)                                               $11.43
                                                                                                                      ------
CLASS B:
  Net asset value and maximum offering price per share(a) ($40,091,555 / 3,797,906 shares outstanding)                $10.56
                                                                                                                      ------
CLASS C:
  Net asset value per share(a) ($170,868,271 / 16,343,110 shares outstanding)                                         $10.46
                                                                                                                      ------
  Maximum offering price per share (net asset value per share / 99.00%)                                               $10.57
                                                                                                                      ------
ADVISOR CLASS:
  Net asset value and maximum offering price per share(a) ($45,540,455 / 4,216,020 shares outstanding)                $10.80
                                                                                                                      ------


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN  GROWTH AND  INCOME  FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)


Investment income:
  Dividends ..............................................        $   7,535,453
  Interest ...............................................            1,028,258
                                                                  -------------
      Total investment income ............................            8,563,711
                                                                  -------------
Expenses:
  Management fees (Note 3) ...............................            2,527,994
  Distribution fees (Note 3)
    Class A ..............................................            1,210,275
    Class B ..............................................              165,556
    Class C ..............................................              827,106
  Transfer agent fees (Note 3) ...........................            1,166,187
  Custodian fees .........................................                7,346
  Reports to shareholders ................................               69,972
  Registration and filing fees ...........................               96,503
  Professional fees ......................................               50,121
  Trustees' fees and expenses ............................               19,777
  Other ..................................................                8,831
                                                                  -------------
      Total expenses .....................................            6,149,668
                                                                  -------------
       Net investment income .............................            2,414,043
                                                                  -------------
Realized and unrealized losses:
  Net realized loss from investments .....................          (76,382,396)
  Net unrealized depreciation on investments .............          (55,176,017)
                                                                  -------------
Net realized and unrealized loss .........................         (131,558,413)
                                                                  -------------
Net decrease in net assets resulting from operations .....        $(129,144,370)
                                                                  -------------


                      See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001


                                                                                               SIX MONTHS                YEAR
                                                                                                  ENDED                  ENDED
                                                                                             DECEMBER 31, 2001       JUNE 30, 2001
                                                                                            ---------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................................................        $     2,414,043         $     2,274,888
    Net realized gain (loss) from investments and foreign currency transactions ....            (76,382,396)             30,840,200
    Net unrealized depreciation on investments .....................................            (55,176,017)           (413,625,877)
                                                                                            ---------------------------------------
      Net decrease in net assets resulting from operations .........................           (129,144,370)           (380,510,789)
  Distributions to shareholders from:
    Net investment income:
      Class A ......................................................................             (1,902,237)             (2,548,291)
      Advisor Class ................................................................               (147,143)               (133,274)
    Net realized gains:
      Class A ......................................................................             (4,117,296)            (72,762,625)
      Class B ......................................................................               (162,137)             (1,459,863)
      Class C ......................................................................               (736,406)            (12,530,294)
      Advisor Class ................................................................               (185,906)               (715,983)
                                                                                            ---------------------------------------
  Total distributions to shareholders ..............................................             (7,251,125)            (90,150,330)
  Capital share transactions: (Note 2)
      Class A ......................................................................             39,847,175             282,200,007
      Class B ......................................................................             11,870,594              24,654,821
      Class C ......................................................................              7,312,528              68,321,393
      Advisor Class ................................................................              4,935,254              39,486,525
                                                                                            ---------------------------------------
  Total capital share transactions .................................................             63,965,551             414,662,746
      Net decrease in net assets ...................................................            (72,429,944)            (55,998,373)
Net assets
  Beginning of period ..............................................................          1,318,095,997           1,374,094,370
                                                                                            ---------------------------------------
  End of period ....................................................................        $ 1,245,666,053         $ 1,318,095,997
                                                                                            ---------------------------------------
Undistributed net investment income included in net assets:
  End of period ....................................................................        $       260,119         $            --
                                                                                            ---------------------------------------


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Growth and Income Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks to provide capital growth.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN  GROWTH AND  INCOME  FUND
Notes to Financial Statements (unaudited) (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to July 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $104,544 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the period ended December 31, 2001 was to decrease net investment income by $24,020, decrease unrealized gains by $92,355, and increase realized gains by $116,375. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in accounting policy.


2.  SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                            YEAR ENDED
                                                                  DECEMBER 31, 2001                         JUNE 30, 2001(a)
                                                            ------------------------------------------------------------------------
                                                               SHARES            AMOUNT               SHARES               AMOUNT
                                                            ------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ........................................        12,925,347        $ 134,699,915         30,229,893        $ 466,416,237
Shares issued on merger ............................                --                   --          8,677,232          120,353,210
Shares issued in reinvestment of distributions .....           511,620            5,349,594          4,978,966           68,288,514
Shares redeemed ....................................        (9,543,177)        (100,202,334)       (24,478,103)        (372,857,954)
                                                            ------------------------------------------------------------------------
Net increase .......................................         3,893,790        $  39,847,175         19,407,988        $ 282,200,007
                                                            ------------------------------------------------------------------------
CLASS B SHARES:
Shares sold ........................................         1,494,017        $  15,502,775          1,981,103        $  27,630,956
Shares issued in reinvestment of distributions .....            14,975              153,346            101,490            1,371,137
Shares redeemed ....................................          (366,731)          (3,785,527)          (334,392)          (4,347,272)
                                                            ------------------------------------------------------------------------
Net increase .......................................         1,142,261        $  11,870,594          1,748,201        $  24,654,821
                                                            ------------------------------------------------------------------------

FRANKLIN  GROWTH AND  INCOME  FUND
Notes to Financial Statements (unaudited) (continued)


2.  SHARES OF BENEFICIAL INTEREST (CONT.)


                                                                      SIX MONTHS ENDED                        YEAR ENDED
                                                                      DECEMBER 31, 2001                      JUNE 30, 2001(a)
                                                            ------------------------------------------------------------------------
                                                                 SHARES             AMOUNT             SHARES               AMOUNT
                                                            ------------------------------------------------------------------------
CLASS C SHARES:
Shares sold ............................................        2,823,562        $ 28,919,271         6,593,631        $ 96,307,852
Shares issued on merger ................................               --                  --           710,933           9,597,598
Shares issued in reinvestment of distributions .........           67,703             686,416           863,327          11,559,951
Shares redeemed ........................................       (2,198,232)        (22,293,159)       (3,395,792)        (49,144,008)
                                                            ------------------------------------------------------------------------
Net increase ...........................................          693,033        $  7,312,528         4,772,099        $ 68,321,393
                                                            ------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ............................................          619,655        $  6,436,431         2,977,477        $ 39,307,690
Shares issued on merger ................................               --                  --            88,061           1,224,928
Shares issued in reinvestment of distributions .........           31,357             329,165            59,993             819,313
Shares redeemed ........................................         (174,412)         (1,830,342)         (125,716)         (1,865,406)
                                                            ------------------------------------------------------------------------
Net increase ...........................................          476,600        $  4,935,254         2,999,815        $ 39,486,525
                                                            ------------------------------------------------------------------------

(a) During the year ended June 30, 2001, the Fund acquired the net assets of the Franklin Asset Allocation Fund pursuant to a plan of reorganization approved by the Franklin Asset Allocation Fund's shareholders.


3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund earned $2,142,264 in dividend income from investments in the Sweep Money Fund.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE       MONTH-END NET ASSETS
      -------------------------------------------------------------------------
        .625%         First $100 million
        .500%         Over $100 million, up to and including $250 million
        .450%         In excess of $250 million

Management fees were reduced on assets invested in the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)



3.  TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund's shares, and received contingent deferred sales charges for the period of $886,814 and $68,730, respectively.

The Fund paid transfer agent fees of $1,166,187, of which $913,254 was paid to Investor Services.


4.  INCOME  TAXES

At June 30, 2001, the Franklin Growth and Income Fund had deferred currency losses occurring subsequent to October 31, 2000 of $3,764. For tax purposes, such losses will be reflected in the year ending June 30, 2002

At December 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,084,195,881 was as follows:

      Unrealized appreciation ...      $ 278,885,855
      Unrealized depreciation ...       (115,854,672)
                                       -------------
      Net unrealized appreciation      $ 163,031,183
                                       =============

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.


5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2001 aggregated $266,845,385 and $271,404,472, respectively.


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